Earnings or Loss per CPO/Share (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares $ / EquityInstruments shares	Dec. 31, 2024 $ / shares $ / EquityInstruments shares	Dec. 31, 2023 $ / shares $ / EquityInstruments
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares | shares	313,478,311	317,805,944
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(3.42)	(3.06)	(3.24)
Discontinued operations | $ / EquityInstruments		0.02	0.23
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares | shares	340,621,798	340,621,798
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(3.42)	(3.06)	(3.24)
Discontinued operations | $ / EquityInstruments		0.02	0.23
Series "A" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	56,402,405	56,231,339
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / shares	$ (0.03)	$ (0.03)	$ (0.03)
Discontinued operations | $ / shares	0	0	0
Basic loss per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ (0.03)	(0.03)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	58,926,613	58,926,613
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / shares	$ (0.03)	$ (0.03)	(0.03)
Discontinued operations | $ / shares	0	0	0
Diluted loss per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ (0.03)	(0.03)
Series "B" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	187	187
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic loss per CPO/Share attributable to stockholders of the Company | $ / shares	$ 0.03	$ 0.03	0.03
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	2,357,208	2,357,208
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted loss per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ (0.03)	(0.03)
Series "D" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	239	239
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic loss per CPO/Share attributable to stockholders of the Company | $ / shares	$ 0.03	$ 0.03	0.03
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	239	239
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted loss per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ (0.03)	(0.03)
Series "L" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	239	239
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic loss per CPO/Share attributable to stockholders of the Company | $ / shares	$ 0.03	$ 0.03	0.03
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	239	239
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted loss per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ (0.03)	$ (0.03)
CPOs
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
CPOs | shares	2,197,224	2,235,675
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(3.42)	(3.06)	(3.24)
Discontinued operations | $ / EquityInstruments	0	0.02	0.23
Basic loss per CPO/Share attributable to stockholders of the Company | $ / EquityInstruments	(3.42)	(3.04)	(3.01)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
CPOs (in CPO units) | shares	2,387,500	2,387,500
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(3.42)	(3.06)	(3.24)
Discontinued operations | $ / EquityInstruments	0	0.02	0.23
Diluted loss per CPO/Share attributable to stockholders of the Company | $ / EquityInstruments	(3.42)	(3.04)	(3.01)